Goldman Sachs Access Treasury 0-1 Year ETF Investment Strategy - Goldman Sachs Access Treasury 0-1 Year ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index is designed to measure the performance of U.S. Treasury Securities with a maximum remaining maturity of 12 months. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Fund expects to invest 100% of its assets in (i) U.S. Treasury Securities with a maximum remaining maturity of 12 months and (ii) cash. As of November 30, 2025, there were 87 issues in the Index and the Index had a weighted average maturity of 0.36 years. The Index includes publicly-issued U.S. Treasury Securities that have a minimum remaining maturity of 1 month and a maximum remaining maturity of 12 months at the time of rebalance and that have a minimum issue size of $5 billion. In addition, the securities in the Index must be non-convertible and denominated in U.S. dollars. The Index excludes certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. 10-year and 30-year U.S. Treasury bonds are not eligible for inclusion in the Index. The Index is rebalanced monthly on the last day of the month. The Index is sponsored by FTSE Fixed Income LLC (“FTSE” ), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.